LOSS ON DISPOSAL OF SUBSIDIARY	12 Months Ended
Dec. 31, 2019
LOSS ON DISPOSAL OF SUBSIDIARY
LOSS ON DISPOSAL OF SUBSIDIARY

NOTE 14 – LOSS ON DISPOSAL OF SUBSIDIARY

To explore new business opportunity, the Group formed Jiayuan on November 22, 2018. The Group owned  a 70% controlling interest in Jiayuan. Jiayuan had no activity in 2018.

On September 30, 2019, the Group entered into a Share Transfer Agreement with JYT, the owner of the remaining 30% equity interest (the non-controlling interest) in of Jiayuan. JYT was not a related party of the Group. Pursuant to the Share Transfer Agreement,  the Group transferred its 70% ownership interest in Jiayuan to JYT.

Yuan Zhang, the 100% owner of JYT, signed an Acquisition Agreement with the Group and agreed to pay  a total of $143,538 (RMB1,000,000) to the Group in five installments over 35 months. The Group recorded the fair value of the note receivable of $126,712 as consideration for relinquishing its ownership interest in Jiayuan and settlement of obligations of Jiayuan to the Group. Thus, JYT became the 100% owner of Jiayuan immediately after September 30, 2019. The Group recorded a loss on disposal of subsidiary of $4,970. The Group had recorded its share of the operating loss of Jiayuan until the date of disposition, totaling $61,345. As Jiayuan had not commenced its planned rental operation as of the date of disposition, the Group concluded that Jiayuan was not a major line of business nor a major geographical area of operation of the reporting Group, and its disposal was not significant enough to be presented as discontinued operation.

The Group treated the $143,538 note receivable as a consideration from disposal of subsidiary. To determine the fair market value of the future payments, the Group used 5.75% as an annual discount rate, which consists of 4.75% Chinese benchmark business loan rate, plus 1% as a risk factor. The fair value of the future payments of $143,538 (RMB1,000,000) was assessed at $126,712 at September 30, 2019, the date when control is lost in Jiayuan. Total note receivable of $126,712 at December 31, 2019 consisted of $27,179, which included in “Other receivable” and $99,532 was presented under the caption of “Other receivable-long term” in the accompanying consolidated financial statements.

Yuan Zhang, the 100% owner of JYT,  is not a related party of the Group. Pursuant to PRC laws, liability of an individual who entered into an agreement is unlimited and secured by his or her personal wealth. Repayment in full amount is expected in the future, and no allowance is considered necessary at December 31, 2019.